Organization - Additional Information (Details)		9 Months Ended	12 Months Ended
	Sep. 04, 2019 USD ($) shares	Sep. 30, 2019 Segment	Dec. 31, 2018 Segment
Number of operating business segment | Segment		1	1
Implementation Agreement [Member] | Curetis N V [Member] | Minimum [Member]
Amount of interim equity financing | $	$ 10,000,000
Implementation Agreement [Member] | Curetis Gmb H [Member] | Curetis N V [Member]
Common stock conversion ratio for consideration on diluted basis reserved for future issuance	0.0959
Common Stock [Member] | Implementation Agreement [Member] | Curetis Gmb H [Member] | Curetis N V [Member]
Shares of common stock issuable for consideration | shares	2,662,564